Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, cost, beginning balance	$ 300	$ 263
Additions	23	16
Disposals		(2)
Translation adjustments	11	23
Property and equipment, cost, ending balance	334	300
Accumulated depreciation, beginning balance	172	122
Additions	42	40
Disposals		(2)
Translation adjustments	8	12
Accumulated depreciation, ending balance	222	172
Property and equipment net, carrying amounts	112	128	$ 144
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost, beginning balance	182	156
Additions	23	16
Disposals		(2)
Translation adjustments	7	12
Property and equipment, cost, ending balance	212	182
Accumulated depreciation, beginning balance	146	112
Additions	27	26
Disposals		(2)
Translation adjustments	6	10
Accumulated depreciation, ending balance	179	146
Property and equipment net, carrying amounts	33	36
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost, beginning balance	58	52
Additions
Disposals
Translation adjustments	2	6
Property and equipment, cost, ending balance	60	58
Accumulated depreciation, beginning balance	14	8
Additions	5	5
Disposals
Translation adjustments	1	1
Accumulated depreciation, ending balance	20	14
Property and equipment net, carrying amounts	40	44
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost, beginning balance	60	55
Additions
Disposals
Translation adjustments	2	5
Property and equipment, cost, ending balance	62	60
Accumulated depreciation, beginning balance	12	2
Additions	10	9
Disposals
Translation adjustments	1	1
Accumulated depreciation, ending balance	23	12
Property and equipment net, carrying amounts	$ 39	$ 48